Prospectus Supplement	August 25, 2016

Putnam Global Sector Fund
Prospectus dated February 29, 2016

The sub-section Your fund’s management in the section Fund summary and the subsection The fund’s investment manager in the section Who oversees and manages the fund? are supplemented to reflect that the fund’s portfolio managers are now Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Aaron Cooper, Samuel Cox, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Ryan Kauppila, Greg Kelly, David Morgan, Ferat Ongoren, Walter Scully, and Di Yao.

Mr. Cox, who joined the fund in June 2016, has been employed by Putnam Management as an Analyst since 2014 and was previously employed as an Equity Analyst at Pyramis Global Advisors (2010-2014), now called Fidelity Institutional Asset Management.

Additional information regarding the portfolio managers, including their business experience during the last five years, is set forth in the prospectus.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	August 25, 2016

Putnam Global Sector Fund
Statement of Additional Information dated February 29, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGER section are supplemented to reflect that the fund’s portfolio manager s are now Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Aaron Cooper, Samuel Cox, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Ryan Kauppila, Greg Kelly, David Morgan, Ferat Ongoren, Walter Scully, and Di Yao. These sub-sections are also supplemented with regards solely to Mr. Cox as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of June 1, 2016. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Samuel Cox	3	$1,686,900,000	0	0	1	$100,000

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of June 1, 2016, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Samuel Cox	$0